Equity-Based Compensation	12 Months Ended
Oct. 03, 2020
Share-based Payment Arrangement [Abstract]
Equity-Based Compensation	Equity-Based Compensation
Under various plans, the Company may grant stock options and other equity-based awards to executive, management and creative personnel. The Company’s approach to long-term incentive compensation contemplates awards of stock options and restricted stock units (RSUs). Certain RSUs awarded to senior executives vest based upon the achievement of market or performance conditions (Performance RSUs).
Stock options are generally granted at exercise prices equal to or exceeding the market price at the date of grant and become exercisable ratably over a four-year period from the grant date. The contractual terms for our outstanding stock option grants are 10 years. At the discretion of the Compensation Committee of the Company’s Board of Directors, options can occasionally extend up to 15 years after date of grant. RSUs generally vest ratably over four years and Performance RSUs generally fully vest after three years, subject to achieving market or performance conditions. Equity-based award grants generally provide continued vesting, in the event of termination, for employees that reach age 60 or greater, have at least ten years of service and have held the award for at least one year.
Each share granted subject to a stock option award reduces the number of shares available under the Company’s stock incentive plans by one share while each share granted subject to a RSU award reduces the number of shares available by two shares. As of October 3, 2020, the maximum number of shares available for issuance under the Company’s stock incentive plans (assuming all the awards are in the form of stock options) was approximately 160 million shares and the number available for issuance assuming all awards are in the form of RSUs was approximately 77 million shares. The Company satisfies stock option exercises and vesting of RSUs with newly issued shares. Stock options and RSUs are generally forfeited by employees who terminate prior to vesting.
Each year, generally during the first half of the year, the Company awards stock options and restricted stock units to a broad-based group of management, technology and creative personnel. The fair value of options is estimated based on the binomial valuation model. The binomial valuation model takes into account variables such as volatility, dividend yield and the risk-free interest rate. The binomial valuation model also considers the expected exercise multiple (the multiple of exercise price to grant price at which exercises are expected to occur on average) and the termination rate (the probability of a vested option being cancelled due to the termination of the option holder) in computing the value of the option.
The weighted average assumptions used in the option-valuation model were as follows:

	2020	2019	2018
Risk-free interest rate	1.8%	2.8%	2.4%
Expected volatility	23%	23%	23%
Dividend yield	1.36%	1.61%	1.57%
Termination rate	5.8%	4.8%	4.8%
Exercise multiple	1.83	1.75	1.75
Although the initial fair value of stock options is not adjusted after the grant date, changes in the Company’s assumptions may change the value of, and therefore the expense related to, future stock option grants. The assumptions that cause the greatest variation in fair value in the binomial valuation model are the expected volatility and expected exercise multiple. Increases or decreases in either the expected volatility or expected exercise multiple will cause the binomial option value to increase or decrease, respectively. The volatility assumption considers both historical and implied volatility and may be impacted by the Company’s performance as well as changes in economic and market conditions.
Compensation expense for RSUs and stock options is recognized ratably over the service period of the award. Compensation expense for RSUs is based on the market price of the shares underlying the awards on the grant date. Compensation expense for Performance RSUs reflects the estimated probability that the market or performance conditions will be met.
Compensation expense related to stock options and RSUs is as follows:

	2020	2019	2018
Stock option	$101	$84	$87
RSUs(1)	424	627	306
Total equity-based compensation expense(2)	525	711	393
Tax impact	(118)	(161)	(99)
Reduction in net income	$407	$550	$294
Equity-based compensation expense capitalized during the period	$87	$81	$70
(1)Fiscal 2019 includes a $164 million charge for acceleration of TFCF performance RSUs converted to Company RSUs in connection with the TFCF acquisition (see Note 4).
(2)Equity-based compensation expense is net of capitalized equity-based compensation and estimated forfeitures and excludes amortization of previously capitalized equity-based compensation costs.
The following table summarizes information about stock option transactions in fiscal 2020 (shares in millions):

	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	23	$90.05
Awards forfeited	(1)	127.94
Awards granted	4	147.04
Awards exercised	(3)	80.17
Outstanding at end of year	23	$101.41
Exercisable at end of year	13	$84.50
The following tables summarize information about stock options vested and expected to vest at October 3, 2020 (shares in millions):

			Vested
Range of Exercise Prices			Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years of Contractual Life
$0	—	$50	2	$40.54	1.2
$51	—	$80	3	61.03	2.7
$81	—	$110	4	98.65	5.3
$111	—	$140	4	112.32	6.5
			13

			Expected to Vest
Range of Exercise Prices			Number of Options(1)	Weighted Average Exercise Price	Weighted Average Remaining Years of Contractual Life
$100	—	$125	5	$110.06	7.6
$126	—	$150	4	147.84	9.2
			9
(1)Number of options expected to vest is total unvested options less estimated forfeitures.
The following table summarizes information about RSU transactions in fiscal 2020 (shares in millions):

	Units	Weighted Average Grant-Date Fair Value
Unvested at beginning of year	12	$110.84
Granted(1)	6	142.77
Vested	(5)	108.13
Forfeited	(1)	117.25
Unvested at end of year (2)(3)	12	$128.56
(1)Includes 0.2 million Performance RSUs.
(2)Includes 1.4 million Performance RSUs.
(3)Excludes Performance RSUs issued in September 2018 and December 2019, for which vesting is subject to service conditions and the number of units vesting is subject to the discretion of the CEO. At October 3, 2020, the maximum number of these Performance RSUs that could be issued upon vesting is 0.1 million.
The weighted average grant-date fair values of options granted during fiscal 2020, 2019 and 2018 were $36.19, $28.76 and $28.01, respectively. The total intrinsic value (market value on date of exercise less exercise price) of options exercised and RSUs vested during fiscal 2020, 2019 and 2018 totaled $989 million, $646 million and $585 million, respectively. The aggregate intrinsic values of stock options vested and expected to vest at October 3, 2020 were $514 million and $63 million, respectively.
As of October 3, 2020, unrecognized compensation cost related to unvested stock options and RSUs was $140 million and $850 million, respectively. That cost is expected to be recognized over a weighted-average period of 1.6 years for stock options and 1.9 years for RSUs.
Cash received from option exercises for fiscal 2020, 2019 and 2018 was $305 million, $318 million and $210 million, respectively. Tax benefits realized from tax deductions associated with option exercises and RSUs vesting for fiscal 2020, 2019 and 2018 was approximately $220 million, $145 million and $160 million, respectively.